Shareholders' Equity (Summary Of Weighted-Average Assumptions) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Shareholders' Equity [Abstract]
Expected dividend yield
Expected stock price volatility	73.10%	65.40%
Risk-free interest rate	0.70%	2.60%
Expected term (in years)	5 years 4 months 24 days	6 years
Weighted-average grant date fair-value	$ 0.14	$ 0.17